Rule 497(e)
File Nos. 002-89550; 811-03972

FUTUREFUNDS SERIES ACCOUNT
of
Empower Annuity Insurance Company of America
Group Flexible Premium Variable Annuity Contracts
_____________________________
Supplement dated January 24, 2024 to the Prospectus dated May 1, 2023
This Supplement amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Eligible Funds Available Under the Group Contract
Effective March 1, 2024, the name of the ClearBridge Value Trust– Class FI is changing to ClearBridge Value Fund– Class FI as show in the Appendix A – Eligible Funds Available Under the Group Contract section of the Prospectus dated May 1, 2023.
Also effective immediately, the Current Expenses for the Invesco American Franchise Fund– Class A, Invesco Capital Appreciation Fund– Class A, and Putnam International Capital Opportunities Fund– Class A shown in the Appendix A – Eligible Funds Available Under the Group Contract section of the Prospectus dated May 1, 2023 are updated as follows.
All other information contained in the Appendix A – Eligible Funds Available Under the Group Contract section of the Prospectus dated May 1, 2023 remains unchanged.
TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
Seeks long-term growth of capital	ClearBridge Value Fund– Class FI1(formerly ClearBridge Value Trust - Class FI) Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%[2]	-6.51%	7.99%	11.06%
Seeks long-term capital appreciation	Invesco American Franchise Fund[1] Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-31.14%	7.54%	11.47%
Seeks capital appreciation	Invesco Capital Appreciation Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.97%	-31.10%	8.01%	10.80%
Seeks long-term capital appreciation	Putnam International Capital Opportunities Fund Adviser: Putnam Investment Management, LLC Subadviser: Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	-18.22%	1.37%	4.23%

1 This Portfolio Company is closed to incoming Transfers and new Contributions.
2This Portfolio Company’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-5-FF